Exploration and evaluation of oil and gas reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property plant and equipment
Opening Balance	$ 1,994	$ 3,024
Additions	379	459
Write-offs	(545)	(188)
Transfers	(83)	(1,097)
Translation adjustment	131	(204)
Closing Balance	1,876	1,994
Intangible Assets	2,406	2,576
Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	$ 4,282	$ 4,570